Related Party Transactions and Balances - Key Management Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Total salaries and benefits	$ 2,558,000	$ 2,090,000
Total performance fees expense	26,487,000	664,000
Total key management compensation	46,872,000	11,449,000
performance fees expense, amount realized	122,000	0
AIP
Disclosure of transactions between related parties [line items]
Total share-based payment	13,945,000	7,955,000
LTIP
Disclosure of transactions between related parties [line items]
Total share-based payment	$ 3,882,000	$ 740,000